Changes in Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 5,168	$ 6,604
Provision for loan losses	180	173
Charge-offs	(54)	(8)
Recoveries	16	4
Ending balance	5,309	6,773
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	652	658
Provision for loan losses	11	31
Ending balance	663	689
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	3,051	2,780
Provision for loan losses	217	75
Charge-offs	(20)
Recoveries	6
Ending balance	3,254	2,855
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	28	1,543
Provision for loan losses	9	(57)
Ending balance	37	1,486
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	18	19
Provision for loan losses		2
Charge-offs		(8)
Recoveries		4
Ending balance	18	17
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	274	789
Provision for loan losses	165	78
Recoveries	10
Ending balance	449	867
HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,144	815
Provision for loan losses	(222)	30
Charge-offs	(34)
Ending balance	888	845
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance
Provision for loan losses		14
Charge-offs
Recoveries
Ending balance		$ 14